SCHEDULE OF PROVISION FOR CREDIT LOSS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Receivables Net
Beginning balance of the period	¥ (22,739)	¥ (26,541)	¥ (30,251)
Additions			(12,400)
Write-offs	1,626	3,802	16,110
Ending balance of the period	¥ (21,113)	¥ (22,739)	¥ (26,541)